Concentrations of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)		Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 502,975		¥ 241,264				$ 72,443
Revenue [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 2,253,324		¥ 1,276,835		¥ 992,491
Concentration risk percentage	47.90%		45.10%		46.20%
Revenue [Member] | PICC [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 1,247,860		¥ 676,939		¥ 442,608
Concentration risk percentage	26.50%		23.90%		20.60%
Revenue [Member] | Huaxia [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 517,759			[1]		[1]
Concentration risk percentage	11.00%			[1]		[1]
Revenue [Member] | CPIC [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 487,705		¥ 315,961		¥ 255,655
Concentration risk percentage	10.40%		11.20%		11.90%
Revenue [Member] | Ping An [Member]
Concentration Risk [Line Items]
Concentration risk amount		[1]	¥ 283,935		¥ 294,228
Concentration risk percentage		[1]	10.00%		13.70%
Accounts receivable [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 262,022		¥ 109,254
Concentration risk percentage	52.10%		45.30%
Accounts receivable [Member] | PICC [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 84,523		¥ 53,851
Concentration risk percentage	16.80%		22.30%
Accounts receivable [Member] | Huaxia [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 101,749		¥ 26,456
Concentration risk percentage	20.20%		11.00%
Accounts receivable [Member] | CPIC [Member]
Concentration Risk [Line Items]
Concentration risk amount		[2]	¥ 28,947
Concentration risk percentage		[2]	12.00%
Accounts receivable [Member] | Tianan Life Insurance Company Limited [Member]
Concentration Risk [Line Items]
Concentration risk amount	¥ 75,750			[2]
Concentration risk percentage	15.10%			[2]

[1]	represented less than 10% of total net revenues as of the year.
[2]	represented less than 10.0% of account receivables as of the year end.